Provisions for legal proceedings	9 Months Ended
Sep. 30, 2021
Provisions For Legal Proceedings
Provisions for legal proceedings

22 Provisions for legal proceedings

22.1 Claims with probable chance of loss and contingent liabilities

	Sep/2021	Dec/2020
Labor claims	258,128	280,066

Tax claims
IR and CSL	53,326	61,342
PIS and COFINS	294,720	291,783
ICMS	328,175	319,851
Other tax claims	22,380	19,759
	698,601	692,735

Corporate claims	91,148	126,057

Civil claims and other	72,593	52,229

	1,120,470	1,151,087

22.2 Claims and contingent liabilities with possible chance of loss

	Note	Sep/2021	Dec/2020

Tax claims	(a)	12,298,220	11,911,746
Civil claims - Alagoas	24.1	2,505,968	796,712
Civil claims - Other		720,811	708,120
Labor claims		685,803	663,448
Environmental claims		567,519	507,973
Social security claims		351,219	326,730
Other lawsuits		327,287	530,927
Total		17,456,827	15,445,656

(a)     Tax contingencies

IR and CSL – Charges on amortization of goodwill

The subsidiaries Cetrel and DAC were notified by the Federal Revenue Service of Brazil, in December 2020 and June 2021, respectively, for the deduction of tax amortization charges on goodwill arising from the acquisition of equity interests in 2012.

The Management, based on its assessment and that of its external legal advisors, estimates that the chances of loss of these lawsuits as possible, since the equity interests were acquired (i) for a certain amount, in an arm’s length transaction, (ii) with effective payment and (iii) for the purposes of trading, resulting from the allocation of assets for treatment of wastewater and waste in environmental segment. The lawsuits are pending in the administrative level.

On September 30, 2021, the amounts of these claims adjusted for inflation was R$177,337.

22.3 Class action

On August 25, 2020, an action was filed against Braskem and some of its current and former executives in the US District Court for the District of New Jersey, in the United States, on behalf of an alleged class of investors who acquired Braskem's shares. The action is grounded in the U.S. Securities Exchange Act of 1934 and its rules, based on allegations that the defendants made false statements or omissions related to the geological event in Alagoas. On January 15, 2021, the Court named two plaintiffs to act as leading plaintiffs in the action. On April 28, 2021, the lead plaintiff of the action filed a consolidated complaint with its initial arguments, defining as relevant the period of acquisition of the Company’s securities from March 21, 2019 to July 8, 2020. The Company engaged a specialized US-based law office to represent it in the class action and has filed a motion to dismiss, which is pending analysis by the Court.

The Management, based on its assessment and that of its external legal advisors, and given the initial phase of the aforementioned class action, considers that it is not possible at the moment to reliably estimate the potential amount involved.

Braskem cannot reliably predict the future developments of this matter or the expenses arising from it, including rates and costs in solving the dispute. The Company may be named as a defendant in other legal actions.